Convertible Promissory Notes (Details Narrative) - USD ($)								1 Months Ended								3 Months Ended	4 Months Ended	9 Months Ended		12 Months Ended
	May 25, 2016	Mar. 10, 2016	Dec. 29, 2015	Nov. 02, 2015	Aug. 28, 2015	Sep. 03, 2014	Dec. 09, 2013	Feb. 25, 2015	Jan. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Aug. 31, 2014	Jun. 30, 2014	Jun. 24, 2014	Aug. 31, 2013	Apr. 30, 2016	May 31, 2014	Oct. 31, 2016	Oct. 31, 2015	Jan. 31, 2016	Jan. 31, 2015
Debt Instrument [Line Items]
Original issue discount amount				$ 5,000					$ 28,750									$ 7,800	$ 16,000	$ 22,000	$ 28,750
Proceeds from convertible debt																		78,000	200,000	328,000	500,000
Debt instruments conversion into shares value																		$ 62,160
Debt instruments conversion into shares																		46,526,995
Amount not to pay from effective date															$ 50,000
Convertible debt																		$ 34,496		167,702
Debt instrument interest rate																		10.00%
Debt discounts amount																		$ 225,969	497,031	549,531	382,173
Amortization of debt discount																		240,050	$ 668,835	606,270	$ 403,579
August 2013 Note [Member]
Debt Instrument [Line Items]
Principal sum of amount plus accrued and unpaid interest															555,000
Original issue discount amount		$ 5,000			$ 5,500			$ 5,500							500,000
Proceeds from convertible debt															55,000
Lender paid upon closing terms															$ 150,000
Concentration risk, lender description															The August 2013 Note has a maturity of one year from the delivery of each payment. The August 2013 Note may be convertible into shares of common stock of our company at any time from 180 days after the date of each payment of consideration, at a conversion price which is 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the August 2013 Note at any time on or before 90 days from the effective date of the August 2013 Note with an interest rate of 0%, after which we may not make any further payments on the August 2013 Note prior to the maturity date without written approval from the lender. If we elect not to repay the August 2013 Note on or before 90 days from the effective date of the August 2013 Note, a one-time interest charge of 12% will be applied to the principal sum. We elected not to pay the $150,000 portion of the August 2013 Note within 90 days from the effective date.
Conversion of stock, amount															$ 150,000
Debt instruments conversion into shares value									$ 41,961	$ 41,961	$ 93,240	$ 93,240	$ 93,240			$ 62,160	$ 186,480	$ 62,160		$ 206,679
Debt instruments conversion into shares									5,900,000	5,900,000	9,983,507	9,983,507	9,983,507			46,526,995	17,937,915	46,526,995		123,158,044
Payment of consideration		$ 50,000			$ 50,000	$ 75,000	$ 75,000	$ 50,000						$ 75,000	500,000
Amount not to pay from effective date															$ 75,000
Convertible debt																		$ 0
November 2015 Note [Member]
Debt Instrument [Line Items]
Principal sum of amount plus accrued and unpaid interest				500,000
Original issue discount amount	$ 2,800			5,000
Lender paid upon closing terms				$ 50,000
Concentration risk, lender description				The maturity date is two years from the effective date of each payment, as well as any unpaid interest and other fees. The November 2015 Note may be convertible into shares of common stock of our company at any time at a conversion price of 70% of the average of the three lowest closing prices in the 20 trading days previous to the conversion. We may repay the November 2015 Note at any time on or before 90 days from the effective date of the November 2015 with an interest rate of 0%, after which we may not make any further payments on the November 2015 Note prior to the maturity date without written approval from the lender. If we elect not to repay the November 2015 Note on or before 90 days from the effective date of the November 2015, a one-time interest charge of 12% will be applied to the principal sum.
Payment of consideration	$ 28,000			$ 450,000
November 2015 [Member]
Debt Instrument [Line Items]
Debt instruments conversion into shares value																		$ 124,444
Debt instruments conversion into shares																		88,333,167
December 2015 Note [Member]
Debt Instrument [Line Items]
Principal sum of amount plus accrued and unpaid interest			$ 50,000
Original issue discount amount			1,000
Lender paid upon closing terms			$ 49,000
Debt instruments conversion into shares value																		$ 53,100
Debt instruments conversion into shares																		47,168,177
Convertible debt																		$ 0
Debt instrument, description			(i) a 45% discount to the second lowest trading price during the previous ten trading days to the date of a conversion notice; or (ii) a 45% discount to the second lowest trading price during the previous ten trading days before the date the December 2015 Note was executed on December 29, 2015.
Debt instrument interest rate			12.00%